Long-Term Debt, net - Schedule of Debt (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Apr. 08, 2020 USD ($)	Dec. 31, 2019 USD ($)
Long-Term Debt, net
Fair value of debt	$ (17,136)		$ (19,994)
Comprehensive Financing Plan exit fees accrued	22,397		22,139
Total long-term debt	1,392,552		1,423,812
Less: Deferred finance costs, net	(29,215)		(33,476)
Less: Current portion	(123,084)		(119,673)
Total long-term debt net of current portion and deferred finance cost	1,240,253		1,270,663
Remaining borrowing availability	$ 0
Number of vessels excluding sale and lease back arrangement	55
Carrying value of vessels	$ 2,165,900
The Royal Bank of Scotland
Long-Term Debt, net
Long-term debt	449,692		458,604
Credit facility	475,500
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Long-term debt	362,986		372,340
Credit facility	382,500
Citibank $114 mil. Facility
Long-Term Debt, net
Long-term debt	68,587		74,402
Credit facility	114,000
Credit Suisse
Long-Term Debt, net
Long-term debt	109,695		115,759
Credit facility	171,800
Citibank-Eurobank Credit Facility
Long-Term Debt, net
Long-term debt	22,499		27,455
Credit facility	37,600
Club Facility
Long-Term Debt, net
Long-term debt	135,761		143,389
Credit facility	206,200
Sinosure Cexim-Citibank-ABN Amro Credit Facility
Long-Term Debt, net
Long-term debt	30,510		40,680
Credit facility	$ 203,400
Percentage of payments to free cash flows	85.00%
Citibank $123.9 mil. Facility
Long-Term Debt, net
Long-term debt	$ 86,947		88,793
Credit facility	123,900
Citibank $120 mil. Facility
Long-Term Debt, net
Long-term debt	96,614		$ 100,245
Credit facility	120,000
Macquarie Bank $24 mil. Facility
Long-Term Debt, net
Long-term debt	24,000
Credit facility	$ 24,000	$ 24,000